Off-Balance Sheet Commitments - Summary of Undrawn Credit Facilities (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Line of Credit Facility [Line Items]
General-purpose credit facilities	€ 8,000	€ 8,010	€ 8,000
1 to 3 years [member]
Disclosure Of Line of Credit Facility [Line Items]
General-purpose credit facilities	€ 8,000